Note 21 - Parent Company Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 21 - PARENT COMPANY FINANCIAL INFORMATION

Following is condensed financial information of Southcoast Financial Corporation (parent company only):

CONDENSED BALANCE SHEETS

(Dollars in thousands)	December 31,
	2012	2011
ASSETS
Cash	$1,895	$2,101
Investments available for sale	78	86
Investment in subsidiaries	42,420	38,373
Property and equipment, net	1,871	1,885
Other assets	78	73
Total assets	$46,342	$42,518
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable	$1,768	$1,396
Junior subordinated debentures	10,310	10,310
Shareholders’ equity	34,264	30,812
Total liabilities and shareholders’ equity	$46,342	$42,518

CONDENSED STATEMENTS OF INCOME (LOSS)

(Dollars in thousands)	For the years ended December 31,
	2012	2011
Income
Other	$-	$136
Expenses	(643)	(663)
Loss before income taxes	(643)	(527)
Income tax expense	-	(940)
Loss before equity in undistributed net income (loss) of subsidiaries	(643)	(1,467)
Equity in undistributed net income (loss) of subsidiaries	4,161	(15,013)
Net income (loss)	$3,518	$(16,480)

CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in thousands)	For the years ended December 31,
	2012	2011
Operating Activities
Net income (loss)	$3,518	$(16,480)
Adjustments to reconcile net income (loss) to net cash used by operating activities
Equity in undistributed net (income) losses of subsidiaries	(4,161)	15,013
Depreciation	16	19
Decrease in deferred taxes	-	1,130
Increase in other assets	(5)	(1)
Increase in other liabilities	372	186
Net cash used by operating activities	(260)	(133)
Investing activities
Capital contributions to subsidiaries	-	(221)
Decrease in loans, net	-	-
Purchase of property and equipment	-	(7)
Net cash used by investing activities	-	(228)
Financing activities
Decrease in other borrowings	-	-
Net proceeds from issuance of stock	54	124
Net cash provided by financing activities	54	124
Net change in cash	(206)	(237)
Cash, beginning of year	2,101	2,338
Cash, end of year	$1,895	$2,101

The common stock of the Company is listed on the Nasdaq Global Market under the symbol "SOCB."  The reported high and low sales prices for each quarter of 2013 and 2012, adjusted for the 2012 15% stock dividend and the 2011 10% stock dividend, are shown in the following table.

2012	Low	High
Fourth Quarter	$3.57	$5.10
Third Quarter	$1.91	$3.70
Second Quarter	$1.27	$2.26
First Quarter	$1.17	$1.48

2011
Fourth Quarter	$1.15	$1.66
Third Quarter	$1.43	$2.74
Second Quarter	$2.42	$2.88
First Quarter	$2.21	$2.81

As of March 1, 2013, there were approximately 1,548 holders of record of the Company's common stock, excluding individual participants in security position listings.

The Company has never paid any cash dividends, and to support its continued capital growth, does not expect to pay cash dividends in the near future.  The dividend policy of the Company is subject to the discretion of the Board of Directors and depends upon a number of factors, including earnings, financial conditions, cash needs and general business conditions, as well as applicable regulatory considerations.  At present, the Company’s principal source of funds with which it could pay dividends is dividend payments from the Bank.  South Carolina banking regulations require the prior written consent of the South Carolina Commissioner of Banking for the payment of cash dividends.

Under the terms of the Indenture relating to its junior subordinated debentures, as a consequence of deferral of interest payments, the Company has agreed not to declare or pay dividends or distributions on, or redeem, purchase, acquire or make a liquidation payment with respect to its common stock, subject to certain exceptions, including the issuance of stock dividends.  See Note 11 for further information about the junior subordinated debentures and the deferral of interest payments.